FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 5—FAIR VALUE MEASUREMENTS

The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the “exit price” that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between independent market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy, which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This hierarchy prioritizes the inputs into three broad levels as follows:

●	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.
●	Level 2—Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3—Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. Factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity. The sensitivity of the fair value measurement to changes in unobservable inputs may result in a significantly higher or lower measurement.

Level 1 investments consist solely of money market fund which is valued using quoted prices that are available in an active market. Level 2 investments consist solely of certificate of deposits. Level 3 liabilities consist of convertible preferred stock warrant liability and common stock warrant liability, in which the fair value was measured upon issuance and is remeasured at each reporting date. The valuation methodology and underlying assumptions are discussed further in Note 7 “Contingent Forward Contracts,” Note 8 “Convertible Preferred Stock Warrant Liability” and Note 9 “Common Stock Warrant Liability”.

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2021 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Money market fund	$6,102,017	$—	$—	$6,102,017
Total assets	$6,102,017	$—	$—	$6,102,017

Liabilities:
Common stock warrant liability	$—	$—	$1,394,808	$1,394,808
Total liabilities	$—	$—	$1,394,808	$1,394,808

The following table sets forth the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment—
Certificates of deposit	$—	$505	$—	$505
Total assets	$—	$505	$—	$505

Liabilities:
Convertible preferred stock warrant liability	$—	$—	$2,960	$2,960
Total liabilities	$—	$—	$2,960	$2,960

A reconciliation of the contingent forward contract liability, convertible preferred stock warrant liability and common stock warrant liability measured and recorded at fair value on a recurring basis is as follows (in thousands):

	Year Ended			Year Ended
	December 31, 2021			December 31, 2020
		Convertible	Common	Contingent	Convertible
	Contingent	Preferred Stock	Stock	Forward	Preferred Stock
	Forward	Warrant	Warrant	Contract	Warrant
	Contract Liability	Liability	Liability	Liability	Liability
Fair value-beginning of period	$—	$2,960	$—	$30,844	$1,755
Issuance	2,167,332	—	812,048	793	—
Change in fair value	454,546	6,976	582,760	118,382	1,205
Settlement	(2,621,878)	(9,936)	—	(150,019)	—
Fair value-end of period	$—	$—	$1,394,808	$—	$2,960